Document and Entity Information	12 Months Ended
Nov. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	IHS Inc.
Entity Central Index Key	0001316360
Document Period End Date	Nov. 30, 2014
Document Type	8-K
Amendment Flag	false